Equity Method Investment in Joint Ventures (Tables)	6 Months Ended
Jun. 30, 2025
Equity Method Investment in Joint Ventures
Schedule of Information About Joint Ventures

Changes in the Company’s investment in the Joint Ventures for the six months ended June 30, 2025 are summarized as follows (in thousands):

	SWA Lithium	Texas Lithium	Total
Balance, December 31, 2024	$94,264	$51,894	$146,158
Capital contributions	8,250	—	8,250
Loss from investment in Joint Ventures	(1,849)	(395)	(2,244)
Balance, June 30, 2025	$100,665	$51,499	$152,164

Disclosure of Summarized Financial Information for Interest in the Joint Ventures

Summarized financial information for the Company’s interest in the Joint Venture entities on a 100% basis for the three months ended June 30, 2025 are (in thousands):

	SWA Lithium	Texas Lithium	Total
Net loss	$1,855	$435	$2,290
Company’s share of net loss	$1,020	$240	$1,260

Summarized financial information for the Company’s interest in the Joint Venture entities on a 100% basis for the six months ended June 30, 2025 are (in thousands):

	SWA Lithium	Texas Lithium	Total
Net loss	$3,362	$718	$4,080
Company’s share of net loss	$1,849	$395	$2,244

Summarized financial information for the Company’s interest in the Joint Venture entities on a 100% basis for the three and six months ended June 30, 2024 are (in thousands):

	SWA Lithium	Texas Lithium	Total
Net loss	$163	$127	$290
Company’s share of net loss	$89	$69	$158

The carrying amount of the Company's investment in the Joint Ventures on a 100% basis as at June 30, 2025 is as follows (in thousands):

	SWA Lithium	Texas Lithium	Total
Current assets	$13,234	$3,421	$16,655
Non-current assets	74,507	47,809	122,316
Total assets	87,741	51,230	138,971
Current liabilities	7,324	2,693	10,017
Non-current liabilities	3	—	3
Total liabilities	7,327	2,693	10,020
Net assets	$80,414	$48,537	$128,951
Company’s share of joint ventures	44,228	26,695	70,923
Adjustments to the Company’s share of net assets(1)	56,437	24,804	81,241
Carrying amount of investment in joint ventures	$100,665	$51,499	$152,164

(1)
Adjustments to the Company's share of net assets include the impact of the initial fair value measurement on May 7, 2024 and the impact of Equinor solely funding $40.0 million and $20.0 million of capital contributions in SWA Lithium and Texas Lithium, respectively, through June 30, 2025.